Revenue and segment information (Contract balances) (Detail) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Heat pipeline service [member]
Disclosure of contract liabilities [line items]
The amount recognised in contract liabilities at the beginning of the period	¥ 324	¥ 242
Heat sales [member]
Disclosure of contract liabilities [line items]
The amount recognised in contract liabilities at the beginning of the period	¥ 2,199	¥ 2,055